Long-Term Debt - Accounts Receivable Facility (Details) - USD ($) $ in Thousands	Sep. 19, 2019	Dec. 20, 2018	Jan. 31, 2022	Jan. 31, 2021	Aug. 27, 2020
Debt Instrument [Line Items]
Restricted cash			$ 14,015	$ 2,728	$ 10,306
Accounts Receivable Facility
Debt Instrument [Line Items]
Outstanding borrowings	$ 90,000	$ 75,000			75,000
Advance rate	95.00%
Restricted cash			$ 13,000
Accounts Receivable Facility | Minimum
Debt Instrument [Line Items]
Outstanding borrowings					75,000
Advance rate		50.00%
Accounts Receivable Facility | Maximum
Debt Instrument [Line Items]
Outstanding borrowings					$ 90,000
Advance rate		85.00%